Share-based compensation (Details) ¥ in Thousands		1 Months Ended	12 Months Ended			109 Months Ended
	Dec. 15, 2014 USD ($) shares	May 31, 2017 USD ($) shares	Mar. 31, 2020 shares	Mar. 31, 2019 shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2020 shares
Share-based compensation
Outstanding RSUs fully vested					7,300,000
Restricted Share Unit
Share-based compensation
Term of RSU Scheme						10 years
Shares granted in period	7,300,000	1,000,000	0	0
Number of ordinary shares entitled to transfer or issue upon vesting	1	1
Fair value of each RSU | $	$ 4.15	$ 7.68
Outstanding RSUs (in shares)			0	0		0
RSUs cancelled upon the resignation of one of the grantees					1,000,000
Outstanding RSUs fully vested					7,300,000
Total share-based compensation expense | ¥					¥ 84,268
Restricted Share Unit | Cost of revenues
Share-based compensation
Total share-based compensation expense | ¥					1,920
Restricted Share Unit | Sales and marketing
Share-based compensation
Total share-based compensation expense | ¥					(1,534)
Restricted Share Unit | General and administrative
Share-based compensation
Total share-based compensation expense | ¥					¥ 83,882